Financial Instruments (Details 1) - CAD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Financial assets fair value through profit or loss	$ 12,311	$ 6,144
Financial liabilities fair value through profit or loss	4,018
Level 1
Disclosure of detailed information about financial instruments [line items]
Financial assets fair value through profit or loss	8,101	5,898
Financial liabilities fair value through profit or loss	0
Level 2
Disclosure of detailed information about financial instruments [line items]
Financial assets fair value through profit or loss	4,210	246
Financial liabilities fair value through profit or loss	37
Level 3
Disclosure of detailed information about financial instruments [line items]
Financial assets fair value through profit or loss	0	0
Financial liabilities fair value through profit or loss	3,981
Derivative liabilities | Financial liabilities fair value through profit or loss
Disclosure of detailed information about financial instruments [line items]
Financial liabilities fair value through profit or loss	37	302
Derivative liabilities | Financial liabilities fair value through profit or loss | Level 1
Disclosure of detailed information about financial instruments [line items]
Financial liabilities fair value through profit or loss	0	0
Derivative liabilities | Financial liabilities fair value through profit or loss | Level 2
Disclosure of detailed information about financial instruments [line items]
Financial liabilities fair value through profit or loss	37	302
Derivative liabilities | Financial liabilities fair value through profit or loss | Level 3
Disclosure of detailed information about financial instruments [line items]
Financial liabilities fair value through profit or loss	0	0
Loan payable | Financial liabilities fair value through profit or loss
Disclosure of detailed information about financial instruments [line items]
Financial liabilities fair value through profit or loss	3,981
Loan payable | Financial liabilities fair value through profit or loss | Level 1
Disclosure of detailed information about financial instruments [line items]
Financial liabilities fair value through profit or loss	0
Loan payable | Financial liabilities fair value through profit or loss | Level 2
Disclosure of detailed information about financial instruments [line items]
Financial liabilities fair value through profit or loss	0
Loan payable | Financial liabilities fair value through profit or loss | Level 3
Disclosure of detailed information about financial instruments [line items]
Financial liabilities fair value through profit or loss	3,981
Equity securities | Financial assets available-for-sale instruments
Disclosure of detailed information about financial instruments [line items]
Financial assets fair value through profit or loss		771
Equity securities | Financial assets available-for-sale instruments | Level 1
Disclosure of detailed information about financial instruments [line items]
Financial assets fair value through profit or loss		771
Equity securities | Financial assets available-for-sale instruments | Level 2
Disclosure of detailed information about financial instruments [line items]
Financial assets fair value through profit or loss		0
Equity securities | Financial assets available-for-sale instruments | Level 3
Disclosure of detailed information about financial instruments [line items]
Financial assets fair value through profit or loss		0
Equity securities | Financial assets fair value through profit or loss
Disclosure of detailed information about financial instruments [line items]
Financial assets fair value through profit or loss	5,774
Equity securities | Financial assets fair value through profit or loss | Level 1
Disclosure of detailed information about financial instruments [line items]
Financial assets fair value through profit or loss	1,773
Equity securities | Financial assets fair value through profit or loss | Level 2
Disclosure of detailed information about financial instruments [line items]
Financial assets fair value through profit or loss	4,001
Equity securities | Financial assets fair value through profit or loss | Level 3
Disclosure of detailed information about financial instruments [line items]
Financial assets fair value through profit or loss	0
Debt securities | Financial assets available-for-sale instruments
Disclosure of detailed information about financial instruments [line items]
Financial assets fair value through profit or loss		5,121
Debt securities | Financial assets available-for-sale instruments | Level 1
Disclosure of detailed information about financial instruments [line items]
Financial assets fair value through profit or loss		5,121
Debt securities | Financial assets available-for-sale instruments | Level 2
Disclosure of detailed information about financial instruments [line items]
Financial assets fair value through profit or loss		0
Debt securities | Financial assets available-for-sale instruments | Level 3
Disclosure of detailed information about financial instruments [line items]
Financial assets fair value through profit or loss		0
Debt securities | Fair value through other comprehensive income
Disclosure of detailed information about financial instruments [line items]
Financial assets fair value through profit or loss	6,328
Debt securities | Fair value through other comprehensive income | Level 1
Disclosure of detailed information about financial instruments [line items]
Financial assets fair value through profit or loss	6,328
Debt securities | Fair value through other comprehensive income | Level 2
Disclosure of detailed information about financial instruments [line items]
Financial assets fair value through profit or loss	0
Debt securities | Fair value through other comprehensive income | Level 3
Disclosure of detailed information about financial instruments [line items]
Financial assets fair value through profit or loss	0
Short-term securities | Financial assets fair value through profit or loss
Disclosure of detailed information about financial instruments [line items]
Financial assets fair value through profit or loss		6
Short-term securities | Financial assets fair value through profit or loss | Level 1
Disclosure of detailed information about financial instruments [line items]
Financial assets fair value through profit or loss		6
Short-term securities | Financial assets fair value through profit or loss | Level 2
Disclosure of detailed information about financial instruments [line items]
Financial assets fair value through profit or loss		0
Short-term securities | Financial assets fair value through profit or loss | Level 3
Disclosure of detailed information about financial instruments [line items]
Financial assets fair value through profit or loss		0
Derivative assets | Financial assets fair value through profit or loss
Disclosure of detailed information about financial instruments [line items]
Financial assets fair value through profit or loss	209	246
Derivative assets | Financial assets fair value through profit or loss | Level 1
Disclosure of detailed information about financial instruments [line items]
Financial assets fair value through profit or loss	0	0
Derivative assets | Financial assets fair value through profit or loss | Level 2
Disclosure of detailed information about financial instruments [line items]
Financial assets fair value through profit or loss	209	246
Derivative assets | Financial assets fair value through profit or loss | Level 3
Disclosure of detailed information about financial instruments [line items]
Financial assets fair value through profit or loss	$ 0	$ 0